Subsequent Events (Details) - Subsequent Events [Member]	Jan. 22, 2026 shares
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Newly issued shares (in Shares)	4,967,809
Percentage of outstanding shares	7.10%
YouheHR Group Inc [Member]
Subsequent Events [Line Items]
Subsidiary ownership percentage	100.00%